Revenue and Other Income - Disclosure of Detailed Information About Revenue from Continuing Operations (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement Line Items [Line Items]
Gross revenue	$ 93,302	$ 120,278	$ 145,452
Rebates	(3,237)	(8,358)	(14,064)
Revenue	90,065	111,920	131,388
Sale of goods	90,065	111,920	131,285
Other income			103
New Zealand [Member]
Statement Line Items [Line Items]
Revenue	33,786	40,703	46,665
Australia [Member]
Statement Line Items [Line Items]
Revenue	24,365	32,065	38,208
United States [Member]
Statement Line Items [Line Items]
Revenue	30,863	34,156	32,323
Europe [Member]
Statement Line Items [Line Items]
Revenue	1,051	4,996	14,192
Retail [Member]
Statement Line Items [Line Items]
Sale of goods	42,576	50,443	53,150
Wholesale [Member]
Statement Line Items [Line Items]
Sale of goods	15,553	29,394	45,901
Online [Member]
Statement Line Items [Line Items]
Sale of goods	$ 31,936	$ 32,083	$ 32,234